Acquisitions (Details) - Schedule of purchase price allocation $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Hirsch [Member]
Tangible assets
Inventory	$ 3,353
Goodwill	$ 471
Goodwill	Infinite
Total purchase price	$ 4,715
Customer Gateway [Member]
Tangible assets
Goodwill	$ 10,902
Goodwill	Infinite
Total purchase price	$ 16,884
Tangible assets (liabilities):
Cash	1,349
Account receivables and other receivables	761
Property and equipment	53
Trade payables and other payables	(1,054)
Deferred tax liabilities, net	(952)
Voxel8 Inc. [Member]
Tangible assets
Tangible assets, net	1,448
Customer Relationships [Member] | Hirsch [Member]
Tangible assets
Intangible assets	$ 890	[1]
Intangible assets	5 years 10 months 24 days	[1]
Technology [Member] | Customer Gateway [Member]
Tangible assets
Intangible assets	$ 5,116
Intangible assets	8 years
Non-Competition [Member] | Customer Gateway [Member]
Tangible assets
Intangible assets	$ 709
Intangible assets	3 years
Technology - Materials [Member] | Voxel8 Inc. [Member]
Tangible assets
Intangible assets	$ 1,795
Intangible assets	6 years 6 months
Goodwill	$ 8,981
Goodwill	Infinite
Total purchase price	$ 14,991
Technology - Systems [Member] | Voxel8 Inc. [Member]
Tangible assets
Intangible assets	$ 1,767
Intangible assets	8 years 6 months
License [Member] | Voxel8 Inc. [Member]
Tangible assets
Intangible assets	$ 1,000
Intangible assets	8 years 6 months

[1]	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using the accelerated method.